Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Total	¥ 244,337,727	¥ 847,047,295
Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Wealth management products	244,337,727	847,047,295
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Total	206,304,763	729,255,924
Level 1 [Member] | Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Wealth management products	206,304,763	729,255,924
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Total	38,032,964	117,791,371
Level 2 [Member] | Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Wealth management products	38,032,964	117,791,371
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Total
Level 3 [Member] | Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Wealth management products